GENERAL - Joint venture agreement (Details)	1 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Jet Talk
Joint venture agreement
Holding percentage	51.00%	51.00%	51.00%	51.00%